COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 18 — COMMITMENTS AND CONTINGENCIES

Lease commitments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the office as of June 30, 2026 are payable as follows:

June 30, 2026
Within 1 year	$179,996
2 – 5 years	637,079
More than 5 years	39,622
Total	$856,697

Capital expenditure commitments

The Company has commitments for capital expenditure totaling $1,995,508 as of June 30, 2026. These commitments are primarily related to the acquisition of royalty rights and developed games.

Contingencies

The Company may be involved in various legal proceedings, claims, and other disputes arising from the commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss for a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company was not aware of any litigation, lawsuits, or claims as of June 30, 2026.